BORROWINGS - Short-term bank borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2025	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025
Short-Term Debt [Line Items]
Outstanding balance				¥ 51,776	¥ 148,800
Short-Term Debt
Short-Term Debt [Line Items]
Unused bank facility				¥ 848,224
December 2023 credit facility
Short-Term Debt [Line Items]
Amount of credit facilities			¥ 500,000
Period of LPR considered			1 year
Annual interest rate			80.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember
Expiration date			Dec. 12, 2024
Amount drew drawn					¥ 154,800
Interest rate				2.30%	2.70%
Repayment of credit				¥ 148,800	¥ 6,000
Outstanding balance				0	¥ 148,800
December 2023 credit facility | Minimum
Short-Term Debt [Line Items]
Interest rate					2.65%
December 2023 credit facility | Maximum
Short-Term Debt [Line Items]
Interest rate					2.70%
November 2024 credit facility
Short-Term Debt [Line Items]
Amount of credit facilities		¥ 500,000
Period of LPR considered		1 year
Annual interest rate		90.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember
Expiration date		Nov. 19, 2027
Amount drew drawn				¥ 26,136
Interest rate				2.20%
Outstanding balance				¥ 26,136	¥ 0
Amount of credit facilities current						¥ 700,000
January 2025 credit facility
Short-Term Debt [Line Items]
Amount of credit facilities	¥ 200,000
Period of LPR considered	1 year
Annual interest rate	91.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Expiration date	Oct. 27, 2025
Amount drew drawn				¥ 25,640
Interest rate				2.19%
Outstanding balance				¥ 25,640